February 28, 2026
2026 Quarterly Report (Unaudited)

BlackRock Multi-State Municipal Series Trust
• BlackRock New Jersey Municipal Bond Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
February 28, 2026
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 0.1%
Corporate — 0.1%
Black Belt Energy Gas District, RB, Series A, 5.25%, 05/01/56(a)	$280	$ 292,870
California — 0.1%
Transportation — 0.1%
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	635	342,900
New Jersey — 84.5%
Corporate — 6.7%
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	510	511,977
New Jersey Economic Development Authority, RB, AMT, 5.00%, 08/01/59	310	314,787
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	1,360	1,320,670
3.50%, 04/01/42	720	672,169
AMT, 3.75%, 11/01/34(a)	5,000	5,083,918
AMT, 3.00%, 08/01/41	5,670	5,012,688
AMT, 3.00%, 08/01/43	5,600	4,639,156
Series A, AMT, 2.20%, 10/01/39(a)	3,880	3,721,225
		21,276,590
County/City/Special District/School District — 12.7%
Carlstadt School District, Refunding GO, 4.00%, 05/01/30	1,415	1,416,537
Casino Reinvestment Development Authority, Inc., RB
Series B, (AGM), 5.00%, 11/01/43	180	193,279
Series B, (AGM), 5.00%, 11/01/44	200	212,772
Casino Reinvestment Development Authority, Inc., Refunding RB
Series A, (AGM), 5.00%, 11/01/41	300	329,236
Series A, (AGM), 5.00%, 11/01/42	105	113,945
City of East Orange New Jersey, Refunding GO, (AGM), 3.00%, 09/15/31	2,200	2,211,285
City of Hoboken New Jersey, Refunding GO, Series A, 4.00%, 03/10/26	2,500	2,500,925
City of Newark New Jersey, GOL, (SAW), 4.50%, 03/15/36	885	890,139
Clifton Board of Education, GO
2.00%, 08/15/41	1,630	1,242,124
2.25%, 08/15/46	1,850	1,250,310
County of Bergen New Jersey, Refunding GO, 3.00%, 07/15/38	1,070	1,059,492
Essex County Improvement Authority, RB, (GTD), 4.00%, 11/01/44	7,695	7,701,574
Essex County Improvement Authority, Refunding RB, (NPFGC GTD), 5.50%, 10/01/29	1,500	1,679,047
Ewing Township Board of Education, GO
4.00%, 07/15/38	920	933,456
4.00%, 07/15/39	740	749,560
Hopewell Valley Regional School District, GO, 4.00%, 02/01/44	1,500	1,527,502
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	1,000	1,001,622
Lenape Regional High School District, GO, 3.50%, 01/01/39	3,400	3,391,873
Security	Par (000)	Value
County/City/Special District/School District (continued)
Monmouth Regional High School District, GO, 3.00%, 02/01/34	$1,260	$ 1,262,765
New Jersey Economic Development Authority, RB, Series B, 6.50%, 04/01/31	1,195	1,203,217
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	1,109	1,144,176
Newark Board of Education, Refunding GO, Sustainability Bonds, (BAM), 3.00%, 07/15/39	630	579,527
Township of Monroe New Jersey/Middlesex County, Refunding GO
3.00%, 06/01/37	385	382,264
3.00%, 06/01/38	410	402,411
Union County Utilities Authority, Refunding RB
Series A, AMT, (GTD), 4.75%, 12/01/31	1,150	1,150,735
Series A, AMT, (GTD), 5.25%, 12/01/31	5,640	5,651,857
		40,181,630
Education — 12.3%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	1,250	1,203,569
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/52	220	228,544
Gloucester County Improvement Authority, Refunding RB
5.00%, 07/01/43	500	554,934
5.00%, 07/01/44	500	548,200
Middlesex County Improvement Authority, RB, 5.00%, 08/15/53	5,230	5,492,414
New Jersey Economic Development Authority, RB
Series A, 5.00%, 07/01/27(b)	100	100,978
Series A, 5.13%, 11/01/29(b)	100	101,852
Series A, 5.25%, 07/01/37(b)	470	472,055
Series A, 6.25%, 11/01/38(b)	210	218,204
Series A, 5.38%, 07/01/47(b)	815	762,134
Series A, 5.00%, 12/01/48	2,190	2,204,277
Series A, 5.00%, 06/15/49(b)	135	130,902
Series A, 5.00%, 01/01/50	265	250,184
Series A, 6.50%, 11/01/52(b)	1,210	1,241,567
Series A, 5.25%, 11/01/54(b)	1,100	966,326
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	2,760	2,821,179
(AGM), 5.00%, 06/01/42	690	700,928
Series A, 5.63%, 08/01/34(b)	230	230,143
Series A, 5.00%, 09/01/37(b)	315	318,889
Series A, 5.88%, 08/01/44(b)	430	430,141
Series A, 5.13%, 09/01/52(b)	2,000	1,959,132
New Jersey Educational Facilities Authority, RB, Series C, (AGM), 3.25%, 07/01/49	290	240,774
New Jersey Educational Facilities Authority, Refunding RB
Series B, 5.00%, 07/01/32	2,465	2,482,997
Series H, (AGM), 4.00%, 07/01/39	715	715,194
New Jersey Higher Education Student Assistance Authority, RB
Series B, AMT, 4.00%, 12/01/44	365	359,163
Series B, AMT, 4.25%, 12/01/45	1,000	1,032,504
Sub-Series C, AMT, 4.00%, 12/01/48	700	615,986
Series C, AMT, Subordinate, 5.00%, 12/01/53	265	258,219
Series C, AMT, Subordinate, 5.25%, 12/01/54	475	485,490
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series 1-B, AMT, 4.50%, 12/01/45	1,450	1,518,448
Series B, AMT, 4.00%, 12/01/41	660	667,764

Schedule of Investments (unaudited)(continued)
February 28, 2026
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
New Jersey Higher Education Student Assistance Authority, Refunding RB (continued)
Sub-Series C, AMT, 3.63%, 12/01/49	$1,065	$ 822,969
Series C, AMT, Subordinate, 5.00%, 12/01/52	8,310	8,303,790
Passaic County Improvement Authority, RB
Series A, 5.00%, 01/01/55	300	288,493
Series A, 5.00%, 01/01/60	200	187,501
		38,915,844
Health — 8.8%
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	270	278,362
5.00%, 01/01/39	520	533,079
5.00%, 01/01/49	2,300	2,255,125
New Jersey Health Care Facilities Financing Authority, RB
5.00%, 07/01/42	3,000	3,055,031
2.38%, 07/01/46	3,740	2,469,041
3.00%, 07/01/51	13,775	10,473,273
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/29	285	287,121
5.00%, 07/01/34	1,000	1,008,109
4.00%, 07/01/41	1,000	1,001,946
Series A, 4.00%, 07/01/32	2,300	2,306,358
Series A, 5.00%, 07/01/43	900	905,302
Series A, 5.25%, 07/01/49	900	970,026
Series A, 4.13%, 07/01/54	1,085	998,516
Series A, 5.25%, 07/01/54	1,340	1,425,434
		27,966,723
Housing — 5.2%
New Jersey Housing & Mortgage Finance Agency, RB, 5.25%, 12/20/65	345	379,873
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing
Series A, (FNMA), 4.55%, 05/01/41	420	448,317
Series D-1, (GNMA), 5.05%, 09/01/67	700	726,147
Series A, Sustainability Bonds, (HUD SECT 8), 4.50%, 05/01/50	130	128,010
Series A, Sustainability Bonds, 4.90%, 11/01/50	1,900	1,925,007
Series A, Sustainability Bonds, 4.95%, 11/01/55	1,000	1,012,656
Series D-1, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.10%, 11/01/45	1,000	1,043,569
Series D-1, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.20%, 11/01/55	1,500	1,551,599
Series E-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 05/01/50	205	201,861
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series H, Sustainability Bonds, 2.15%, 10/01/41	910	699,451
Series H, Sustainability Bonds, 2.30%, 10/01/46	680	485,678
Series K, Sustainability Bonds, 4.70%, 10/01/50	570	571,326
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, (HUD SECT 8), 2.45%, 11/01/45	240	173,673
Series A, 4.00%, 11/01/48	150	140,080
Series A, (HUD SECT 8), 2.55%, 11/01/50	220	146,507
Series A, 4.10%, 11/01/53	100	92,066
Series D, AMT, 4.25%, 11/01/37	310	310,259
Security	Par (000)	Value
Housing (continued)
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing (continued)
Series A, Sustainability Bonds, (HUD SECT 8), 2.25%, 11/01/36	$350	$ 304,683
Series A, Sustainability Bonds, (HUD SECT 8), 2.65%, 11/01/46	350	256,586
Series A, Sustainability Bonds, (HUD SECT 8), 2.70%, 11/01/51	350	239,901
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	900	904,539
Series E, 2.25%, 10/01/40	680	553,747
Newark Housing Authority, RB, M/F Housing
Series A, 5.00%, 12/01/30	1,640	1,643,336
Series A, 4.38%, 12/01/33	2,515	2,516,415
		16,455,286
State — 6.6%
Garden State Preservation Trust, RB
Series A, (AGM), 5.75%, 11/01/28	1,625	1,720,815
Series B, (AGM), 0.00%, 11/01/27(c)	4,135	3,947,488
New Jersey Economic Development Authority, RB
5.00%, 06/15/43	1,955	2,037,656
4.00%, 06/15/49	1,190	1,110,358
5.00%, 06/15/49	700	716,299
Series A, 5.00%, 06/15/42	4,000	4,103,791
Series EEE, 5.00%, 06/15/48	735	754,910
New Jersey Economic Development Authority, Refunding RB
Sub-Series A, 5.00%, 07/01/33	125	127,744
Sub-Series A, 4.00%, 07/01/34	705	709,860
New Jersey Educational Facilities Authority, RB, Series A, 5.25%, 09/01/53	1,555	1,643,198
State of New Jersey, GO
2.00%, 06/01/37	2,000	1,723,390
5.00%, 06/01/38	2,000	2,164,433
		20,759,942
Tobacco — 2.5%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	1,750	1,752,738
Series A, 5.25%, 06/01/46	1,000	1,007,029
Sub-Series B, 5.00%, 06/01/46	5,205	5,149,453
		7,909,220
Transportation — 29.6%
New Jersey Economic Development Authority, ARB, AMT, 6.38%, 01/01/35(b)	725	764,094
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	3,700	3,934,842
Class A, 5.00%, 11/01/52	1,000	1,036,263
AMT, (AGM), 5.13%, 01/01/39	1,000	1,005,680
AMT, (AGM), 5.13%, 07/01/42	1,000	1,005,133
AMT, 5.38%, 01/01/43	905	906,164
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	500	500,717
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/42	210	229,190
5.25%, 06/15/46	105	112,329
Series A, 5.00%, 06/15/30	1,250	1,259,045
Series A, 0.00%, 12/15/32(c)	10,000	8,298,763
Series AA, 4.00%, 06/15/36	1,435	1,496,301
Series AA, 4.00%, 06/15/45	2,470	2,440,603
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB (continued)
Series AA, 5.00%, 06/15/45	$3,500	$ 3,614,999
Series AA, 5.25%, 06/15/50	1,430	1,525,149
Series AA, 5.00%, 06/15/55	1,500	1,556,380
Series BB, 4.00%, 06/15/44	2,335	2,319,985
Series BB, 4.00%, 06/15/50	1,000	930,061
Series BB, 5.25%, 06/15/50	5,125	5,435,287
Series CC, 5.25%, 06/15/55	6,800	7,198,984
Series S, 5.00%, 06/15/33	550	587,950
Series S, Class BB, 5.00%, 06/15/36	1,250	1,396,365
Series S, Class BB, 4.00%, 06/15/37	700	728,345
New Jersey Transportation Trust Fund Authority, RB, CAB(c)
Series A, 0.00%, 12/15/35	8,900	6,588,091
Series A, 0.00%, 12/15/38	10,000	6,384,017
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/31	2,730	2,749,303
Series A, 4.00%, 06/15/36	1,700	1,779,628
Series A, 5.25%, 06/15/41	1,000	1,121,307
Series AA, 4.25%, 06/15/44	1,545	1,570,129
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/42	1,000	1,022,611
Series A, 5.25%, 01/01/50	9,300	10,080,945
Series A, 4.00%, 01/01/51	1,560	1,511,914
Series B, 5.25%, 01/01/52	4,905	5,207,309
New Jersey Turnpike Authority, Refunding RB
Series A, 4.00%, 01/01/39	1,000	1,048,348
Series C, 5.00%, 01/01/45	1,500	1,624,011
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/42	2,380	2,422,189
South Jersey Transportation Authority, RB
5.25%, 11/01/52	2,000	2,077,720
(BAM), 5.25%, 11/01/52	300	314,291
		93,784,442
Utilities — 0.1%
New Jersey Infrastructure Bank, RB, Sustainability Bonds, 2.00%, 09/01/43	240	168,826
Total Municipal Bonds in New Jersey		267,418,503
New York — 4.4%
County/City/Special District/School District — 0.3%
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series E, Subordinate, 5.00%, 11/01/53	935	972,875
State — 0.7%
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/50	2,140	2,248,425
Transportation — 3.4%
Port Authority of New York & New Jersey, ARB
Series 93, 6.13%, 06/01/94	1,000	1,002,020
AMT, 5.00%, 11/01/30	1,000	1,081,542
AMT, 5.00%, 11/01/33	495	531,962
Series 218, AMT, 5.00%, 11/01/32	1,495	1,611,176
Series 221, AMT, 4.00%, 07/15/45	525	508,715
Series 221, AMT, 4.00%, 07/15/50	1,335	1,229,637
Security	Par (000)	Value
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB
AMT, 5.00%, 01/15/52	$1,915	$ 1,944,936
Series 223, AMT, 4.00%, 07/15/41	725	723,873
Series 223, AMT, 4.00%, 07/15/46	1,755	1,679,077
Series 238, AMT, 5.00%, 07/15/39	330	363,126
		10,676,064
Total Municipal Bonds in New York		13,897,364
Pennsylvania — 0.4%
Transportation — 0.4%
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	1,130	1,154,071
Puerto Rico — 3.6%
State — 3.6%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	1,043	1,158,948
Commonwealth of Puerto Rico, Notes, 0.00%, 11/01/51(a)	2,214	702,945
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, RB
Series A-1, Restructured, 5.00%, 07/01/58	1,830	1,792,372
Series B-2, Restructured, 4.33%, 07/01/40	5,000	5,008,691
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/46	7,114	2,546,038
Series B-1, Restructured, 0.00%, 07/01/46	567	202,924
Total Municipal Bonds in Puerto Rico		11,411,918
Wisconsin — 0.7%
Education — 0.0%
Public Finance Authority, RB, 5.00%, 07/01/55(b)	215	199,544
Transportation — 0.7%
Public Finance Authority, RB
Series A, AMT, Senior Lien, 5.50%, 07/01/44	1,000	1,057,057
Series A, AMT, Senior Lien, 5.75%, 07/01/49	1,000	1,054,989
		2,112,046
Total Municipal Bonds in Wisconsin		2,311,590
Total Municipal Bonds — 93.8% (Cost: $291,023,094)		296,829,216
Municipal Bonds Transferred to Tender Option Bond Trusts(d)
New Jersey — 3.3%
Education — 2.6%
New Jersey Educational Facilities Authority, RB, Series B, 5.25%, 03/01/54	7,500	8,174,159
Housing — 0.7%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Sustainability Bonds, Series M, 5.05%, 10/01/45	2,258	2,337,910
Total Municipal Bonds in New Jersey		10,512,069
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 3.3% (Cost: $10,385,576)		10,512,069

Schedule of Investments (unaudited)(continued)
February 28, 2026
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(e)(f)	5,256	$ 10,512
Total Warrants — 0.0% (Cost: $ — )		10,512
Total Long-Term Investments — 97.1% (Cost: $301,408,670)		307,351,797
Short-Term Securities
Money Market Funds — 4.4%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.72%(g)(h)	13,805,447	13,806,828
Total Short-Term Securities — 4.4% (Cost: $13,806,771)		13,806,828
Total Investments — 101.5% (Cost: $315,215,441)		321,158,625
Other Assets Less Liabilities — 0.8%		2,663,775
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.3)%		(7,383,978)
Net Assets — 100.0%		$ 316,438,422

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 5,686,971	$ 8,119,857 (a)	$ —	$ —	$ —	$ 13,806,828	13,805,447	$ 220,907	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
BlackRock New Jersey Municipal Bond Fund

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 296,829,216	$ —	$ 296,829,216
Municipal Bonds Transferred to Tender Option Bond Trusts	—	10,512,069	—	10,512,069
Warrants	—	—	10,512	10,512
Short-Term Securities
Money Market Funds	13,806,828	—	—	13,806,828
	$13,806,828	$307,341,285	$10,512	$321,158,625
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $7,317,797 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding